Significant and Critical Accounting Policies and Practices (Tables)	5 Months Ended
Aug. 31, 2020
Significant and Critical Accounting Policies and Practices
Schedule of equity investment
Inception (April 15, 2020) to August 31, 2020
Beginning balance	$-
Acquisitions	19,553
Dispositions	-
Impairment	(19,553)
Ending balance	$-